WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 0.0%
	ARGENTINA — .0%
794,066	MercadoLibre, Inc.*	$1,330,235,244
	AUSTRALIA — .0%
3,859,754	CSL Ltd.	843,328,129
	CANADA — .0%
2,482,336	Canadian Pacific Railway Ltd.	860,601,068
1,859,714	Lululemon Athletica, Inc.*	647,236,263
591,840	Shopify, Inc.*	669,933,288
		2,177,770,619
	CHINA — .0%
8,118,030	Tencent Holdings Ltd.	584,119,301
39,951,290	Wuxi Biologics Cayman, Inc.*,1	529,804,351
		1,113,923,652
	DENMARK — .0%
4,029,610	DSV PANALPINA A/S	677,223,503
	FRANCE — .0%
1,384,356	LVMH Moet Hennessy Louis Vuitton S.E.	866,571,850
2,237,310	Pernod Ricard S.A.	429,649,339
		1,296,221,189
	HONG KONG — .0%
67,071,800	AIA Group Ltd.	817,339,853
	INDIA — .0%
11,957,709	HDFC Bank Ltd. - ADR*	864,064,052
	IRELAND — .0%
3,108,693	Accenture PLC - Class A	812,021,699
18,853,860	Experian PLC	716,194,023
1,543,401	ICON PLC*	300,932,327
		1,829,148,049
	ITALY — .0%
1,950,010	Ferrari N.V.	452,268,921
	JAPAN — .0%
1,298,633	Keyence Corp.	730,503,184

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS — .0%
220,835	Adyen N.V.*,1	$513,097,443
1,621,195	ASML Holding N.V.	790,689,226
		1,303,786,669
	SPAIN — .0%
7,790,930	Amadeus IT Group S.A.	575,080,274
	SWEDEN — .0%
10,245,014	Atlas Copco A.B. - A Shares	526,556,936
	SWITZERLAND — .0%
8,605,481	Alcon, Inc.*	571,370,695
926,205	Lonza Group A.G.	596,630,544
4,970,206	Nestle S.A.	587,534,715
2,315,620	Sika A.G.	631,222,371
		2,386,758,325
	TAIWAN — .0%
10,518,596	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,146,947,708
	UNITED KINGDOM — .0%
24,901,400	Smith & Nephew PLC	517,236,095
	UNITED STATES — .0%
1,777,630	Aon PLC - Class A	375,559,890
470,470	Mettler-Toledo International, Inc.*	536,185,250
3,538,304	ResMed, Inc.	752,101,898
2,607,341	STERIS PLC	494,195,413
		2,158,042,451
	TOTAL COMMON STOCKS
	(Cost $13,063,523,548)	20,746,434,853

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2020 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — .0%
$889,975,345	UMB MONEY MARKET II SPECIAL /, 0.01%[2]	$889,975,345
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $889,975,345)	889,975,345
	TOTAL INVESTMENTS — .0%
	(Cost $13,953,498,893)	21,636,410,198
	Liabilities in Excess of Other Assets — .0%	(21,636,410,198)
	TOTAL NET ASSETS — .0%	$0

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $<Total Value of 144A Securities - undefined>, which represents <144A Securities as a Percentage of Total Net Assets - undefined>% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.
See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund
SUMMARY OF INVESTMENTS
As of December 31, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	0.0%
Health Care	0.0%
Consumer Discretionary	0.0%
Industrials	0.0%
Financials	0.0%
Consumer Staples	0.0%
Materials	0.0%
Communications	0.0%
Total Common Stocks	0.0%
Short-Term Investments	0.0%
Total Investments	0.0%
Liabilities in Excess of Other Assets	0.0%
Total Net Assets	0.0%
See accompanying Notes to Financial Statements.